Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jul. 23, 2019
Proceeds from the note	$ 1,000,000
Cash	900,000
Offset amounts owing to the lender	100,000
Beneficial conversion feature of debt discount	1,000,000
Debt discount	$ 2,600,000
Common stock shares issued	59,215,648
Settlement of debt	$ 2,018,791	$ 19,387
Related party debt settled	2,192,160	1,367,168
Interest expense	30,000
Related parties for proceeds	4,484,979	$ 1,905,777
Sold 57 APEX Units [Member]
Settlement of debt	100,000
Related parties for proceeds	12,272
233 Lease Payments [Member]
Lease payments	$ 116,500
Settlement Agreement [Member]
Common stock shares issued	200,000,000
Repayment of convertible promissory note	$ 3,600,000
Settlement of debt	500,000
Related party debt settled	4,100,000
Interest expense	3,600,000
Beginning January of 2020 Through June of 2020 [Member]
Monthly minimum payment	50,000
Beginning July of 2020 [Member]
Monthly minimum payment	$ 100,000
Senior Management Team [Member]
Convertible promissory note			$ 3,600,000
Lender [Member]
Conversion of shares price per share	$ 0.005
Lender [Member] | Maximum [Member]
Conversion of shares value	$ 2,600,000
Chief Executive Officer [Member] | High Speed Computer Processing Equipment [Member]
Sale of equipment	$ 41,500